Income taxes (Details 6) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Beginning balance	$ (57,905,237)	$ (85,502,621)
Others increases (decreases)	(90,711,417)	(48,197,458)
Deferred tax losses tax absorption		(559,054)
Deferred income tax credit	73,853,223	53,518,809
Conversion effect	(12,341,702)	23,731,521
Deferred taxes against equity	377,337	(360,233)
Deferred income tax on business combinations	320,196	(536,201)
Sub-Total	(28,502,363)	27,597,384
Ending balance	$ (86,407,600)	$ (57,905,237)